Significant accounting policies, judgements, estimates and assumptions - Intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Patents, Licences, And Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	3 years
Minimum | Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	3 years
Maximum | Patents, Licences, And Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	15 years
Maximum | Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, estimated useful lives	5 years